Statutory surplus reserves (Details Textual) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Schedule Of Distribution Of Profits [Line Items]
Appropriation Of Net Income After Taxes To Statutory Surplus Reserve Fund Required Minimum Percentage	10.00%	10.00%
Reserve Level Threshold For Mandatory Transfer Percentage	50.00%	50.00%
Retained Earnings, Appropriated	$ 13,450,000		$ 12,627,000
Restricted Paid In Capital And Statutory Surplus Reserves	77,511,000		80,091,000		¥ 502	¥ 497
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 66,590,000		$ 61,345,000
Sinovac Beijing
Schedule Of Distribution Of Profits [Line Items]
Percentage Of After Tax Profit Appropriated To General Reserve Funds	10.00%	10.00%	10.00%	0.00%
Appropriation Of After Tax Profit To General Reserve Fund	$ 823,000	¥ 5,200	$ 819,000	$ 0
Appropriation Of Net Income After Taxes To Staff Welfare And Bonus Fund	0		0	0
Dividends, Cash, Total	0		$ 0	$ 0
Tangshan Yian
Schedule Of Distribution Of Profits [Line Items]
Appropriation Of Net Income After Taxes To Staff Welfare And Bonus Fund	0
Appropriation Of Net Income After Taxes To Statutory Surplus Reserve Fund	0
Sinovac R&D
Schedule Of Distribution Of Profits [Line Items]
Appropriation Of Net Income After Taxes To Staff Welfare And Bonus Fund	0
Appropriation Of Net Income After Taxes To Statutory Surplus Reserve Fund	0
Sinovac Dalian
Schedule Of Distribution Of Profits [Line Items]
Appropriation Of Net Income After Taxes To Staff Welfare And Bonus Fund	0
Appropriation Of Net Income After Taxes To Statutory Surplus Reserve Fund	$ 0